Note 23 - Impact of Recently Issued Accounting Standards - Restatement Adjustment (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 2,825,427	$ 2,435,200
Cost of revenues	1,817,526	1,585,865
Selling, general and administrative expenses	705,798	614,040
Income tax	53,260	61,907
Non-controlling interest share of earnings		20,319
Non-controlling interest redemption increment	7,709	22,393
Net earnings attributable to Company	$ 97,658	$ 51,362
Diluted net earnings per common share (in dollars per share)	$ 2.45	$ 1.31
Accounts receivable, net of allowance	$ 455,232	$ 382,542
Contract assets, current	99,468	104,737
Unbilled revenues
Contract assets, non-current	10,964	7,104
Deferred income tax asset, net	34,195	48,401
Accounts payable and accrued expenses	240,513	227,087
Accrued compensation	469,563	419,635
Contract liabilities	39,635	35,423
Unearned revenues
Deferred income tax liability, net	27,550	19,044
Deficit	(21,751)	(115,489)
Accumulated other comprehensive loss	(61,218)	(43,157)
Non-controlling interests	$ 4,420	4,457
Previously Reported [Member]
Revenues		2,275,362
Cost of revenues		1,427,281
Selling, general and administrative expenses		613,335
Income tax		63,300
Non-controlling interest share of earnings		20,236
Non-controlling interest redemption increment		22,583
Net earnings attributable to Company		$ 49,313
Diluted net earnings per common share (in dollars per share)		$ 1.25
Accounts receivable, net of allowance		$ 383,385
Contract assets, current
Unbilled revenues		41,370
Contract assets, non-current
Deferred income tax asset, net		52,394
Accounts payable and accrued expenses		252,904
Accrued compensation		365,709
Contract liabilities
Unearned revenues		11,919
Deferred income tax liability, net		18,579
Deficit		(128,411)
Accumulated other comprehensive loss		(43,354)
Non-controlling interests		4,019
Lease Brokerage Revenue Adjustment [Member]
Revenues		13,569
Cost of revenues		12,315
Selling, general and administrative expenses		705
Income tax		(1,393)
Non-controlling interest share of earnings		83
Non-controlling interest redemption increment		(190)
Net earnings attributable to Company		$ 2,049
Diluted net earnings per common share (in dollars per share)		$ 0.05
Accounts receivable, net of allowance		$ (843)
Contract assets, current		104,737
Unbilled revenues		(41,370)
Contract assets, non-current		7,104
Deferred income tax asset, net		(3,993)
Accounts payable and accrued expenses		(25,817)
Accrued compensation		53,926
Contract liabilities		35,423
Unearned revenues		(11,919)
Deferred income tax liability, net		465
Deficit		12,922
Accumulated other comprehensive loss		197
Non-controlling interests		438
Principal Versus Agent Adjustment [Member]
Revenues		146,269
Cost of revenues		146,269
Selling, general and administrative expenses
Income tax
Non-controlling interest share of earnings
Non-controlling interest redemption increment
Net earnings attributable to Company
Diluted net earnings per common share (in dollars per share)
Accounts receivable, net of allowance
Contract assets, current
Unbilled revenues
Contract assets, non-current
Deferred income tax asset, net
Accounts payable and accrued expenses
Accrued compensation
Contract liabilities
Unearned revenues
Deferred income tax liability, net
Deficit
Accumulated other comprehensive loss
Non-controlling interests